Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of proceeds from points sold	50.00%
Revenue from business fee	$ 25
Percentage of increase in reimbursable revenue	100.00%
Performance Guarantees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Maximum exposure to credit risk	$ 77	$ 80